Segment Information (Tables)	12 Months Ended
Sep. 30, 2018
Segment Reporting [Abstract]
Schedule of Revenue from External Customers, Segment Income and Long-Lived Assets, by Geographical Areas	. The table below reflects financial data of our foreign operations for each of the past three fiscal years, some of which were transacted in U.S. dollars (in millions, except percentages):

	Years Ended September 30,
	2018	2017	2016
Foreign net sales to unaffiliated customers	$3,236.7	$2,621.2	$2,426.6
Foreign segment income	$360.7	$260.1	$226.1
Foreign long-lived assets	$1,400.2	$1,558.3	$1,341.5

Foreign operations as a percent of consolidated operations:
Foreign net sales to unaffiliated customers	19.9%	17.6%	17.1%
Foreign segment income	21.4%	21.8%	18.4%
Foreign long-lived assets	15.4%	17.1%	14.4%

Certain Operating Data for Segments

The following table shows selected operating data for our segments (in millions):

	Years Ended September 30,
	2018	2017	2016
Net sales (aggregate):
Corrugated Packaging	$9,693.0	$9,084.8	$8,574.7
Consumer Packaging	6,617.5	5,698.3	5,606.0
Land and Development	142.4	243.8	119.8
Total	$16,452.9	$15,026.9	$14,300.5
Less net sales (intersegment):
Corrugated Packaging	$87.3	$78.8	$60.6
Consumer Packaging	80.5	88.4	68.1
Total	$167.8	$167.2	$128.7
Net sales (unaffiliated customers):
Corrugated Packaging	$9,605.7	$9,006.0	$8,514.1
Consumer Packaging	6,537.0	5,609.9	5,537.9
Land and Development	142.4	243.8	119.8
Total	$16,285.1	$14,859.7	$14,171.8
Segment income:
Corrugated Packaging	$1,240.0	$818.0	$792.0
Consumer Packaging	445.1	385.7	457.2
Land and Development	22.5	13.8	4.6
Segment income	1,707.6	1,217.5	1,253.8
Multiemployer pension withdrawals	(184.2)	—	—
Pension risk transfer expense	—	—	(370.7)
Pension lump sum settlement	—	(32.6)	—
Land and Development impairments	(31.9)	(46.7)	—
Restructuring and other costs	(105.4)	(196.7)	(366.4)
Non-allocated expenses	(70.1)	(67.5)	(76.7)
Interest expense, net	(293.8)	(222.5)	(212.5)
(Loss) gain on extinguishment of debt	(0.1)	1.8	2.7
Other income, net	12.7	11.5	14.4
Gain on sale of HH&B	—	192.8	—
Income from continuing operations before income taxes	$1,034.8	$857.6	$244.6

The following table shows selected operating data for our segments (in millions):

	Years Ended September 30,
	2018	2017	2016
Identifiable assets:
Corrugated Packaging	$11,069.6	$10,959.7	$10,497.0
Consumer Packaging	11,511.1	11,455.8	9,671.5
Land and Development	49.1	89.8	460.6
Assets held for sale	59.5	173.6	52.3
Corporate	2,671.2	2,410.1	2,356.8
Total	$25,360.5	$25,089.0	$23,038.2

Goodwill:
Corrugated Packaging	$1,966.7	$1,941.5	$1,798.3
Consumer Packaging	3,610.9	3,586.8	2,979.8
Total	$5,577.6	$5,528.3	$4,778.1

Intangibles, net:
Corrugated Packaging	$506.2	$540.4	$487.6
Consumer Packaging	2,615.8	2,788.9	2,111.7
Total	$3,122.0	$3,329.3	$2,599.3

Depreciation and amortization:
Corrugated Packaging	$700.5	$622.1	$602.2
Consumer Packaging	546.5	484.9	474.1
Land and Development	0.7	0.7	1.4
Discontinued operations	—	—	57.2
Corporate	4.5	4.4	7.0
Total	$1,252.2	$1,112.1	$1,141.9

Capital expenditures:
Corrugated Packaging	$657.3	$503.9	$505.2
Consumer Packaging	308.3	254.0	229.8
Discontinued operations	—	—	45.2
Corporate	34.3	20.7	16.5
Total	$999.9	$778.6	$796.7

Investment in unconsolidated entities:
Corrugated Packaging	$455.6	$342.8	$295.3
Consumer Packaging	1.8	3.0	8.1
Land and Development	—	14.4	28.6
Corporate	0.4	0.4	(3.1)
Total	$457.8	$360.6	$328.9

Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill for the fiscal years ended September 30, 2018, 2017 and 2016 are as follows (in millions):

	Corrugated Packaging	Consumer Packaging	Total
Balance as of October 1, 2015
Goodwill	$1,743.3	$2,946.6	$4,689.9
Accumulated impairment losses	(0.1)	(42.7)	(42.8)
	1,743.2	2,903.9	4,647.1
Goodwill acquired	52.4	8.0	60.4
Goodwill disposed of	(24.0)	—	(24.0)
Purchase price allocation adjustments	(4.9)	67.6	62.7
Translation adjustments	31.6	0.3	31.9
Balance as of September 30, 2016
Goodwill	1,798.4	3,022.5	4,820.9
Accumulated impairment losses	(0.1)	(42.7)	(42.8)
	1,798.3	2,979.8	4,778.1
Goodwill acquired	137.6	907.8	1,045.4
Goodwill disposed of	—	(329.6)	(329.6)
Purchase price allocation adjustments	(1.2)	9.3	8.1
Translation adjustments	6.8	19.5	26.3
Balance as of September 30, 2017
Goodwill	1,941.6	3,629.5	5,571.1
Accumulated impairment losses	(0.1)	(42.7)	(42.8)
	1,941.5	3,586.8	5,528.3
Goodwill acquired	65.4	23.8	89.2
Goodwill disposed of	(4.2)	—	(4.2)
Purchase price allocation adjustments	2.3	18.4	20.7
Translation adjustments	(38.3)	(18.1)	(56.4)
Balance as of September 30, 2018
Goodwill	1,966.8	3,653.6	5,620.4
Accumulated impairment losses	(0.1)	(42.7)	(42.8)
	$1,966.7	$3,610.9	$5,577.6